Operations (Details) - ha		12 Months Ended
	Sep. 01, 2021	Jun. 30, 2022
Operations (Details) [Line Items]
Area of farms		279,272
Area of own lands		215,255
Area of leased lands		64,017
Alto Taquari Farm [Member]
Operations (Details) [Line Items]
Area of farms	1,157